Collection Period Ended 31-Jan-2012
Principal Note
Payment Factor
55,772,496.05 0.027235
0.00 1.000000
0.00 1.000000
0.00 1.000000
55,772,496.05
Interest & Principal
Payment
55,784,583.62
149,270.98
319,458.33
134,708.33
$56,388,021.26
Interest & Principal Payment
Interest Rate Interest Payment
Amount Percentage
Initial Overcollateralization Amount
Interest per
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
0.000000
Class A-4 Notes 132,500,000.00
1-m Libor 0.285100%
Summary
Dates
Collection Period No. 7
31-Jan-2012
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Feb-2012
29
30
1.016667
Total
$615,525.21
Class A-4 Notes 1.220000% 134,708.33 1.016667
0.318275
Class A-3 Notes 0.850000% 319,458.33 0.708333 0.708333
Class A-2 Notes 0.395100% 149,270.98 0.318275
$1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.216670% 12,087.57 0.024419 112.696129
Current Overcollateralization Amount 108,958,181.84 6.65%
90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
Pool Balance
1,691,640,220.36
1,269,191,450.32
1,211,538,574.37
Yield Supplement Overcollateralization Amount 53,171,320.50 38,479,294.70 36,598,914.80
Adjusted Pool Balance 1,638,468,899.86 1,230,712,155.62 1,174,939,659.57
Total Note Balance
1,547,500,000.00
1,121,753,973.78
1,065,981,477.73
132,500,000.00 132,500,000.00 0.000000
Class A-3 Notes 451,000,000.00 451,000,000.00 451,000,000.00
112.671709
Class A-2 Notes 469,000,000.00 469,000,000.00 469,000,000.00 0.000000
Class A-1 Notes 495,000,000.00 69,253,973.78 13,481,477.73
Balance Balance Balance Face Amount
Initial Beginning Ending Principal per $1000
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Jan-2012 15-Feb-2012 30/360 Days
Distribution Date 15-Feb-2012
17-Jan-2012 Actual/360 Days
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Determination Date 13-Feb-2012
Record Date 14-Feb-2012
Collection Period (from... to) 1-Jan-2012
Aggregate Principal Distributable Amount 55,772,496.05 55,772,496.05 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Regular Principal Distributable Amount 55,772,496.05
Total Trustee Fee
0.00 0.00 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
149,270.98 149,270.98
(5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
57,174,796.28 (1) Total Servicing Fee 1,057,659.54
Recoveries 213,084.16 (3) Interest Distributable Amount Class A Notes 615,525.21
Net Liquidation Proceeds
55,772,496.05 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 615,525.21 615,525.21 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
319,458.33 319,458.33 0.00 thereof on Class A-3 Notes
thereof on Class A-1 Notes 12,087.57 12,087.57 0.00
thereof on Class A-2 Notes
Monthly Interest Distributable Amount 615,525.21 615,525.21 0.00
0.00
Distribution Detail
Due Paid Shortfall
Total Servicing Fee 1,057,659.54 1,057,659.54 0.00
61,451,338.86
Total Distribution
Available Funds
61,451,338.86
(9) Excess Collections to Certificateholders 4,005,658.06
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
61,451,338.86 (7) Additional Servicing Fee and Transition Costs 0.00
Investment Earnings 0.00 (6) Regular Principal Distributable Amount 55,772,496.05
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00
139,829.46 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 3,923,628.96 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Notice to Investors
Investment Earnings for the Collection Period 0.00
Net Investment Earnings on the Reserve Fund 0.00
Net Investment Earnings on the Collection Account 0.00
Reserve Fund Deficiency 0.00
Investment Earnings
minus Net Investment Earnings
Reserve Fund Amount - Ending Balance 4,096,172.25
plus Net Investment Earnings for the Collection Period
0.00
0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund and Investment Earnings
Reserve Fund Amount - Beginning Balance 4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
0.04%
Total 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
145 0.29%
44 0.11% 61-90 Days Delinquent 1,354,495.66
Percentage
Current
53,746 99.55%
Principal Gross Losses 478,079.67
1,211,538,574.37 53,955
Amount
Number of Receivables
Principal Collections attributable to Full Pay-offs 20,253,926.57
Principal Purchase Amounts 0.00
Cutoff Date Pool Balance 1,691,640,220.36 62,088
Pool Statistics
Pool Data
Amount
Cumulative Principal Net Losses 1,348,506.33
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.080%
Principal Net Losses 129,854.23
138,085.94
Principal Recoveries
Principal Net Liquidation Proceeds
210,139.50
Principal Gross Losses
Losses
Current
478,079.67
1,211,538,574.37 53,955
91-120 Days Delinquent 524,682.54 20
1,206,118,969.91
Number of Receivables
31-60 Days Delinquent 3,540,426.26
Delinquency Profile *
45.89 39.47
Weighted Average Seasoning (months) 13.28
Weighted Average APR 3.62% 3.60%
Weighted Average Number of Remaining Payments
20.58
Pool Factor 71.62%
As of Cutoff Date Current
Pool Balance end of Collection Period
Pool Balance beginning of Collection Period 1,269,191,450.32 55,106
Principal Collections 36,920,869.71